Income Taxes (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Income Taxes [Line Items]
Net operating loss carryforwards for federal income tax	$ 33,866
Carryforwards under tax cuts	33,644
Prior federal net operating loss	222
operating loss carryforwards for state	32,147
Foreign net operating loss carryforwards	1,378
Credit carryforwards	$ 214
Federal tax credits expire	2041 years
California income tax
Income Taxes [Line Items]
Credit carryforwards	$ 101